SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 1,940,958	$ 1,703,274	$ 1,372,267
Additions	5,921,187	341,046	377,624
Utilization	(222,811)	(52,742)	(6,445)
Exchange rate effect	202,974	(50,620)	(40,172)
Balance at end of the year	$ 7,842,308	$ 1,940,958	$ 1,703,274